BUSINESS COMBINATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 01, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
BUSINESS COMBINATION [Line Items]
Total consideration		¥ 4,360
Allocation of the consideration of the assets acquired and liabilities assumed
Goodwill		¥ 3,365	¥ 52,782	¥ 3,365
RTEC
BUSINESS COMBINATION [Line Items]
Equity Interest acquired	100.00%
Total consideration	¥ 58,200,000
Allocation of the consideration of the assets acquired and liabilities assumed
Cash and cash equivalents	3,874
Financial receivables	7,550
Prepaid and other current assets	6,138
Inventory, net	803
Property and equipment	12,851
Intangible assets	12,688
Goodwill	49,417
Other non-current assets	114
Total assets	93,435
Deferred revenue	(31,906)
Accounts payable and other current liabilities	(1,046)
Deferred tax liabilities	(2,283)
Total	¥ 58,200
Amortization period	10 years